NET INCOME (LOSS) PER SHARE (Computation of Basic and Diluted Net Income (Loss) Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
NET INCOME (LOSS) PER SHARE [Abstract]
Net income (loss) (numerator), basic and diluted	$ 25,739,968	$ (7,654,862)	$ 11,923,199
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	1,661,864,846	1,607,110,119	1,466,947,693
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options, nonvested shares and warrant using the treasury stock method	59,757,910		80,922,985
Total weighted average shares used in computing diluted net income (loss) per share	1,721,622,756	1,607,110,119	1,547,870,678
Net income (loss) per share, basic	$ 0.02	$ 0.00	$ 0.01
Net income (loss) per share, diluted	$ 0.01	$ 0.00	$ 0.01